Supplemental cash flow information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure In Entirety of Supplemental Cash Flow Information [Line Items]
Acquisition of property, plant and equipment in trade payables and other current liabilities	$ 4,084	$ 13,917	$ 2,266
Acquisition of intangibles in trade payables and other current liabilities	15,701	0	930
Right-of-use assets obtained through new leases	24,594	41,506	74,109
Sale of joint venture	0	5,950
Acquisition of intangible assets with shares	13,686	0	0
Acquisition of property, plant and equipment with shares	1,147	0
Settlement of borrowings through refinancing	173,380	118,330	0
New borrowings through refinancing	179,547	0
Settlement of transaction cost through refinancing	794	28,365	0
Equity issued through conversion of borrowings	0	263,969	0
Capitalized borrowing costs in trade payables and other current liabilities	2,254	0	0
RSUs
Disclosure In Entirety of Supplemental Cash Flow Information [Line Items]
Settlement of SARs with shares	3,691	5,076	678
SARs
Disclosure In Entirety of Supplemental Cash Flow Information [Line Items]
Settlement of SARs with shares	$ 0	$ 0	$ 13,767